Stock Option Plan and Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Effects of Stock-Based Compensation
The following table summarizes the effects of
stock-based
compensation on cost of sales, research and development, and sales, general and administrative expenses granted under the Plans (in thousands) for the three months ended March 31, 2026 and 2025:

	Three months ended March 31,
	2026	2025
Cost of sales	$187	$60
Research and development	$1,518	389
Sales, general and administrative	$1,657	402

Total	$3,362	$851

Summary of Shares Available for Issuance
The following table summarizes the activity in total shares of common stock available for issuance under the 2025 Plan:

Shares Available for Grant
Balance, January 1, 2026	391,507
Shares added	915,846
Granted	(640,736)
Forfeited	41,380

Balance, March 31, 2026	707,997

Schedule of Fair Values of Options Granted Using Black-Scholes Valuation Model Assumptions
The fair value for the Company’s options was estimated at the date of grant using a Black-Scholes option pricing model with the following weighted-average assumptions:

	Years Ended December 31,
	2025	2024
Risk-free interest rate	4.16%	4.16%
Expected life of the options	6.07 years	5.47 years
Dividend rate	0%	0%
Volatility	64.16%	54.51%
Fair value per share of common stock	$16.80	$12.60

Summary of Outstanding Options Vesting, Expected to Vest, or Exercisable
Additional information regarding outstanding options that are vesting, expected to vest, or exercisable as of December 31, 2025, is as follows:

	Number of Options	Weighted- Average Price Per Share	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)
Options outstanding at December 31, 2023	1,760,984	$7.28	$14.84	6.03
Options granted	1,377,527	$10.58	$12.58	—
Options exercised	(78,374)	$8.57	$10.90	—
Options forfeited	(831,282)	$0.47	$22.95	—

Options outstanding at December 31, 2024	2,228,855	$7.83	$10.65	6.23
Options granted	165,349	$10.47	17
Options exercised	(117,955)	$5.14	7
Options forfeited	(34,639)	$12.69	12

Options outstanding at December 31, 2025	2,241,610	$8.10	$11.27	5.72

Vested and expected to vest	2,241,610	$8.10	$11.27	5.72
Exercisable	1,935,280	$7.97	$10.81	5.24

Summary of Restricted Stock Units ("RSU") Activity
A summary of restricted stock units (“RSU”) activity under the 2020 Plan and 2025 Plan are as follows:

	Number of RSUs		Weighted- Average Grant Date Fair Value Per Share
	2020 Plan	2025 Plan
RSUs outstanding at December 31, 2025	185,243	1,312,093	$27.77
RSUs granted	—	640,736	$28.65
RSUs exercised/released	(76,427)	—	$16.67
RSUs cancelled and forfeited	(13,393)	(41,380)	$25.69

RSUs outstanding at March 31, 2026	95,423	1,911,449	$28.53

A summary of RSU activity under the 2020 and 2025 Plans are as follows:

	Number of RSUs		Weighted- Average Grant Date Fair Value Per Share
	2020 Plan	2025 Plan
RSUs outstanding at December 31, 2024	113,816	—	$15.36
RSUs granted	71,427	1,364,422	$28.82
RSUs cancelled and forfeited	—	(52,329)	$29.68

RSUs outstanding at December 31, 2025	185,243	1,312,093	$27.77

2010 and 2020 Plans
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Shares Available for Issuance
The following table summarizes the activity in total shares of common stock available for issuance under the 2010 and 2020 Plans, reflecting the impact of the Stock Split:

Shares Available for Grant
Balance, January 1, 2024	421,280
Shares added	625,571
Granted	(680,690)
Forfeited	31,493

Balance, December 31, 2024	397,654

Shares added	—
Granted	(236,785)
Forfeited	32,793
Cancelled	(193,662)

Balance, December 31, 2025	—

2025 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Shares Available for Issuance
The following table summarizes the activity in total shares available for issuance under the 2025 Plan:

Shares Available for Grant
Balance, January 1, 2024	—
Shares added	—
Granted	—
Forfeited	—

Balance, December 31, 2024	—

Shares added	1,703,600
Granted	(1,364,422)
Forfeited	52,329

Balance, December 31, 2025	391,507